LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Activity of Loans [Abstract]
Beginning balance		$ 31,684,940	[1]	$ 10,218,503
Inflation adjustment restatement				(10,931,986)
Accrued interest				2,305,265
Effect of foreign exchange rate change				19,765,612
VAT unpaid installments				29,388
Proceeds from loans		1,051,809		21,261,978		$ 0
Payment of loans	[2]			(2,042,940)
Payment of redemption of loans				(7,378,176)
Interest paid	[3]			(1,542,704)
Ending balance		33,582,804	[1]	31,684,940	[1]	$ 10,218,503
Amount cancelled through offsetting of principal payments maintained with creditor		149,238		156,861
Amount cancelled through offsetting of interest paid maintained with creditor		143,357		149,373
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		2,546,556
Inflation adjustment restatement		(891,146)
Accrued interest		194,944
Effect of foreign exchange rate change		1,178,710
VAT unpaid installments		15,988
Proceeds from loans		0
Payment of loans	[2]	(167,989)
Payment of redemption of loans		0
Interest paid	[3]	(159,164)
Ending balance		2,717,899		2,546,556
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		29,138,384
Inflation adjustment restatement		(13,298,217)
Accrued interest		2,061,631
Effect of foreign exchange rate change		13,935,368
VAT unpaid installments		0
Proceeds from loans		1,051,809
Payment of loans	[2]	0
Payment of redemption of loans		0
Interest paid	[3]	(2,024,070)
Ending balance		$ 30,864,905		$ 29,138,384

[1]	Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.
[2]	For the years ended on December 31, 2019 and 2018, Ps. 149,238 and Ps. 156,861 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).
[3]	For the years ended on December 31, 2019 and 2018, Ps. 143,357 and Ps. 149,373, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).